Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Longboard Fund Class A
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class A
Trading Symbol	LONAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2023 - May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com
Expenses [Text Block]	What were the Fund’s costs for the year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$224.61	2.24%

Expenses Paid, Amount	$ 224.61
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Line Graph [Table Text Block]	Total Return Based on a $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 5/31/2024
	1 Year	5 Years	Since Inception (12/9/2015)
LONAX (Without Load)	20.59%	9.44%	7.21%
LONAX (With Load)	13.64%	8.15%	6.46%
S&P 500 Index	28.19%	15.80%	13.86%
Russell 2000 Total Return Index	20.12%	8.61%	8.71%
Morningstar Moderate Target Risk Index	13.09%	6.54%	6.80%
ICE BofA 3-Month U.S. Treasury Bill	5.48%	2.13%	1.74%

Net Assets	$ 119,209,446
Holdings Count | Integer	708
Advisory Fees Paid, Amount	$ 1,963,352
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 5/31/2024
Total Net Assets	$119,209,446
# of Portfolio Holdings	708
Portfolio Turnover Rate	102%
Advisory Fees Paid	$1,963,352

Holdings [Text Block]

Largest Holdings [Text Block]
Top 10 Holdings
Holding Name	% of Net Assets
Reinsurance Group of America, Inc.	0.2%
Williams Companies, Inc. (The)	0.2%
Axis Capital Holdings Ltd.	0.2%
Boston Scientific Corporation	0.2%
TJX Companies, Inc. (The)	0.2%
ONEOK, Inc.	0.2%
Leidos Holdings, Inc.	0.2%
Flowserve Corporation	0.2%
American International Group, Inc.	0.2%
Texas Roadhouse, Inc.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund’s name has been changed from the “Longboard Alternative Growth Fund” to the “Longboard Fund”. No other material changes to the Fund have occurred. For more information contact 855-294-7540 or wait for the next filing to be available.

Longboard Fund Class I
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class I
Trading Symbol	LONGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2023 - May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com
Expenses [Text Block]	What were the Fund’s costs for the year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
Institutional	$199.55	1.99%

Expenses Paid, Amount	$ 199.55
Expense Ratio, Percent	199.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Line Graph [Table Text Block]	Total Return Based on a $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 5/31/2024
	1 Year	5 Years	Since Inception (3/19/2015)
LONGX	20.94%	9.72%	7.11%
S&P 500 Index	28.19%	15.80%	12.65%
Russell 2000 Total Return Index	20.12%	8.61%	7.05%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.90%
ICE BofA 3-Month U.S. Treasury Bill	5.48%	2.13%	1.60%

Net Assets	$ 119,209,446
Holdings Count | Integer	708
Advisory Fees Paid, Amount	$ 1,963,352
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 5/31/2024
Total Net Assets	$119,209,446
# of Portfolio Holdings	708
Portfolio Turnover Rate	102%
Advisory Fees Paid	$1,963,352

Holdings [Text Block]

Largest Holdings [Text Block]
Top 10 Holdings
Holding Name	% of Net Assets
Reinsurance Group of America, Inc.	0.2%
Williams Companies, Inc. (The)	0.2%
Axis Capital Holdings Ltd.	0.2%
Boston Scientific Corporation	0.2%
TJX Companies, Inc. (The)	0.2%
ONEOK, Inc.	0.2%
Leidos Holdings, Inc.	0.2%
Flowserve Corporation	0.2%
American International Group, Inc.	0.2%
Texas Roadhouse, Inc.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund’s name has been changed from the “Longboard Alternative Growth Fund” to the “Longboard Fund”. No other material changes to the Fund have occurred. For more information contact 855-294-7540 or wait for the next filing to be available.